Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
CENTERPOINT ENERGY SAVINGS PLAN
EIN 74-0694415 PLAN 015
SCHEDULE H, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(e) Current value
	CASH AND CASH EQUIVALENTS
*	NORTHERN TRUST	NT COLLECTIVE SHORT TERM INVT FD	$21,199,447

	COMMON/COLLECTIVE TRUST FUNDS
	BLACKROCK	MFO BGI RUSSELL 1000 GROWTH FD CL F	$210,308,714
	BLACKROCK	MFO BLACKROCK MSCI ACWI EX US INDEX SUPERFUND F	60,654,364
	BLACKROCK	MFO BLACKROCK RUSSELL 1000 VALUE FD F	85,517,057
	BLACKROCK	MFO BLACKROCK RUSSELL 2000 INDEX F	33,764,104
	BLACKROCK	MFO EQUITY INDEX FUND F	620,273,901
	HARDING LOEVNER	MFO HARDING LOEVNER COLLECTIVE INVT TR FOR RETIREMENT PLANS	64,720,484
	LSV	LSV VALUE EQUITY FUND	78,000,283
	MELLON	MFO EB DAILY LIQUIDITY AGGREGATE BD FD	66,625,020
	PRUDENTIAL	MFO PRUDENTIAL TR CO COLLECTIVE INVT TR CORE PLUS BD FD CL 12	75,231,898
	SCHRODER	MFO STEADFAST MFO SCHRODER INTERNATIO NAL MULTI-CAP QUALITY TRUST CL 1 2120	71,383,185
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2020 TRUST I	29,798,111
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2025 TRUST 1	66,882,831
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2030 TRUST I	93,632,989
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2035 TRUST I	112,439,491
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2040 TRUST I	121,091,184
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2045 TRUST I	169,308,237
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2050 TRUST I	154,451,553
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2055 TRUST I	119,550,388
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2060 TRUST I	63,202,547
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2065 TRUST I	31,001,405
	VANGUARD	MFO VANGUARD TARGET RETIREMENT 2070 TRUST I	4,332,563
	VANGUARD	MFO VANGUARD TARGET RETIREMENT INCOME TRUST I	39,648,975
*	VOYA	MFO EMPLOYEE BENEFIT INVT FDS VOYA INVT TR C VOYA CORE PLUS TR FD CL 4	74,905,396
	WELLINGTON	MFO WLNGTN TR CO NATL ASSOC MLTPL COLCT INVT FDS TR II SMA CAP OPPS	37,574,834

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(e) Current value
	SUBTOTAL		$2,484,299,514

	COMMON STOCK
	ADR ADYEN N V ADR	EQUITY SECURITY AND FUNDS	$1,617,761
	ADR ARGENX SE SPONSORED ADS	EQUITY SECURITY AND FUNDS	1,993,892
	ADVANCED MICRO DEVICES INC	EQUITY SECURITY AND FUNDS	299,824
	ALPHABET INC	EQUITY SECURITY AND FUNDS	18,892,054
	AMAZON INC	EQUITY SECURITY AND FUNDS	10,796,606
	AMPHENOL CORP	EQUITY SECURITY AND FUNDS	6,432,233
	APPLE INC	EQUITY SECURITY AND FUNDS	23,624,634
	APPLOVIN CORP	EQUITY SECURITY AND FUNDS	2,587,469
	ARES MANAGEMENT LP	EQUITY SECURITY AND FUNDS	565,705
	ARISTA NETWORKS INC	EQUITY SECURITY AND FUNDS	4,035,724
	BLOCK INC	EQUITY SECURITY AND FUNDS	6,273,635
	BOEING CO	EQUITY SECURITY AND FUNDS	2,205,505
	BOOKING HLDGS INC	EQUITY SECURITY AND FUNDS	2,982,919
	BROADCOM INC	EQUITY SECURITY AND FUNDS	13,203,023
	CHIPOTLE INC	EQUITY SECURITY AND FUNDS	1,546,489
	CIENA CORP	EQUITY SECURITY AND FUNDS	1,379,833
	COUPANG INC	EQUITY SECURITY AND FUNDS	1,517,356
	DANAHER CORP	EQUITY SECURITY AND FUNDS	1,457,508
	DATADOG INC	EQUITY SECURITY AND FUNDS	1,917,459
	DOORDASH INC	EQUITY SECURITY AND FUNDS	1,902,432
	ELI LILLY & CO	EQUITY SECURITY AND FUNDS	5,708,700
	ENTEGRIS INC	EQUITY SECURITY AND FUNDS	2,323,447
	EQUIFAX INC	EQUITY SECURITY AND FUNDS	735,128
	FABRINET	EQUITY SECURITY AND FUNDS	1,547,952
	HOWMET AEROSPACE INC	EQUITY SECURITY AND FUNDS	3,647,511
	HUBSPOT INC	EQUITY SECURITY AND FUNDS	3,491,310
	INGERSOLL RAND INC	EQUITY SECURITY AND FUNDS	1,244,942
	INTUIT	EQUITY SECURITY AND FUNDS	6,369,831
	INTUITIVE SURGICAL INC	EQUITY SECURITY AND FUNDS	5,548,063
	LATTICE SEMICONDUCTOR CORP	EQUITY SECURITY AND FUNDS	2,003,068
	MASTERCARD INCORPORATED	EQUITY SECURITY AND FUNDS	7,900,979
	MERCADOLIBRE INC	EQUITY SECURITY AND FUNDS	2,648,752
	META PLATFORMS INC	EQUITY SECURITY AND FUNDS	9,620,152
	MICROSOFT CORP	EQUITY SECURITY AND FUNDS	29,266,264

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(e) Current value
	MONGODB INC	EQUITY SECURITY AND FUNDS	2,025,004
	NATERA INC	EQUITY SECURITY AND FUNDS	2,530,070
	NETFLIX INC	EQUITY SECURITY AND FUNDS	2,893,809
	NVIDIA CORP	EQUITY SECURITY AND FUNDS	29,007,837
	ROCKETS COS	EQUITY SECURITY AND FUNDS	629,200
	SERVICENOW INC	EQUITY SECURITY AND FUNDS	3,259,117
	SHOPIFY INC	EQUITY SECURITY AND FUNDS	1,797,713
	STRYKER CORP	EQUITY SECURITY AND FUNDS	3,000,260
	THE CIGNA GROUP	EQUITY SECURITY AND FUNDS	1,255,324
	TOWER SEMICONDUCTOR LTD	EQUITY SECURITY AND FUNDS	1,150,716
	TRADEWEB	EQUITY SECURITY AND FUNDS	1,961,530
	UNITEDHEALTH GROUP INC	EQUITY SECURITY AND FUNDS	3,552,644
	VISA INC	EQUITY SECURITY AND FUNDS	6,618,599
	SUBTOTAL		$246,969,983

*	CENTERPOINT ENERGY INC	COMPANY STOCK FUND	$193,536,946

	CHARLES SCHWAB	COMPANY 401K SELF DIRECTED BROKERAGE	$5,636,647
	TOTAL PLAN INVESTMENTS AT FAIR VALUE		$2,951,642,537

**	STABLE VALUE FUND	SYNTHETIC GUARANTEED INVESTMENT CONTRACTS	$179,200,370

	TOTAL PLAN INVESTMENTS		$3,130,842,907
*	NOTES RECEIVABLE FROM PARTICIPANT LOANS
	CENTERPOINT ENERGY SAVINGS PLAN	LOANS ISSUED AT INTEREST RATES FROM 4.25% TO 9.50% WITH VARIOUS MATURITIES	$38,197,174

* PARTY-IN-INTEREST
** INVESTMENT AT CONTRACT VALUE BEING DEEMED AS FAIR VALUE
HISTORICAL COST INFORMATION IN COLUMN (D) IS NOT PRESENTED BECAUSE THE INVESTMENTS DISPLAYED ARE PARTICIPANT-DIRECTED.